AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 84.1%
Affiliated Mutual Funds — 21.1%
Domestic Equity — 8.2%
AST ClearBridge Dividend Growth Portfolio*	1,023,292	$36,552,007
AST Large-Cap Growth Portfolio*	2,170,333	194,852,529
AST Large-Cap Value Portfolio*	3,137,419	171,240,327
AST Small-Cap Growth Portfolio*	591,137	47,273,194
AST Small-Cap Value Portfolio*	1,113,252	45,932,777
		495,850,834
Fixed Income — 11.1%
AST High Yield Portfolio*	1,285,369	16,812,622
AST PGIM Fixed Income Central Portfolio*	57,373,844	650,619,393
		667,432,015
International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	201,662	2,050,898
International Fixed Income — 1.8%
AST Global Bond Portfolio*	9,206,591	108,637,770

Total Affiliated Mutual Funds (cost $1,124,230,607)(wa)		1,273,971,517
Common Stocks — 41.5%
Aerospace & Defense — 0.9%
Airbus SE (France)	12,467	1,824,624
Axon Enterprise, Inc.*	3,300	1,318,680
BAE Systems PLC (United Kingdom)	127,500	2,116,764
Curtiss-Wright Corp.	6,700	2,202,223
Dassault Aviation SA (France)	1,865	385,100
Elbit Systems Ltd. (Israel)	1,734	345,061
Embraer SA (Brazil), ADR*	9,613	340,012
General Dynamics Corp.	9,200	2,780,240
General Electric Co.	19,710	3,716,912
Howmet Aerospace, Inc.	48,797	4,891,899
Kongsberg Gruppen ASA (Norway)	11,626	1,135,621
L3Harris Technologies, Inc.	16,200	3,853,494
Leonardo SpA (Italy)	36,532	817,634
Lockheed Martin Corp.	9,500	5,553,320
MTU Aero Engines AG (Germany)	2,130	665,685
Northrop Grumman Corp.	5,525	2,917,587
Rheinmetall AG (Germany)	2,213	1,203,045
Rolls-Royce Holdings PLC (United Kingdom)*	497,813	3,523,268
RTX Corp.	27,400	3,319,784
Safran SA (France)	27,921	6,570,454
Singapore Technologies Engineering Ltd. (Singapore)	214,300	773,997
Thales SA (France)	3,883	617,130
		50,872,534
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	42,685	1,904,036
FedEx Corp.	16,100	4,406,248
Mitsui-Soko Holdings Co. Ltd. (Japan)	11,800	511,039
Nippon Express Holdings, Inc. (Japan)	10,300	542,468
Sankyu, Inc. (Japan)	11,300	381,632
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	4,300	$586,262
		8,331,685
Automobile Components — 0.1%
Aisin Corp. (Japan)	84,000	933,375
Cie Generale des Etablissements Michelin SCA (France)	82,927	3,367,939
NHK Spring Co. Ltd. (Japan)	12,000	153,545
Pirelli & C SpA (Italy), 144A	75,000	455,457
Sumitomo Electric Industries Ltd. (Japan)	36,200	587,804
Yokohama Rubber Co. Ltd. (The) (Japan)	19,000	427,042
		5,925,162
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	15,700	1,388,454
Ferrari NV (Italy)	18,702	8,763,782
Ford Motor Co.	335,900	3,547,104
General Motors Co.	112,378	5,039,030
Honda Motor Co. Ltd. (Japan)	147,400	1,573,693
Isuzu Motors Ltd. (Japan)	67,500	920,374
Mahindra & Mahindra Ltd. (India)	30,300	1,118,327
Mazda Motor Corp. (Japan)	103,200	788,503
Mercedes-Benz Group AG (Germany)	35,442	2,296,613
Stellantis NV	28,500	394,422
Subaru Corp. (Japan)	97,600	1,726,655
Suzuki Motor Corp. (Japan)	93,500	1,052,800
Tesla, Inc.*	54,688	14,308,021
Toyota Motor Corp. (Japan)	393,400	7,070,977
TVS Motor Co. Ltd. (India)	13,763	466,344
Volkswagen AG (Germany)	4,800	537,109
Volvo Car AB (Sweden) (Class B Stock)*(a)	210,105	578,417
		51,570,625
Banks — 2.4%
ABN AMRO Bank NV (Netherlands), 144A, CVA	100,128	1,809,498
AIB Group PLC (Ireland)	219,125	1,255,217
ANZ Group Holdings Ltd. (Australia)	145,331	3,054,265
Banco Bilbao Vizcaya Argentaria SA (Spain)	300,579	3,246,936
Banco BPM SpA (Italy)	86,224	582,568
Banco Santander SA (Spain)	716,397	3,670,723
Bank Central Asia Tbk PT (Indonesia)	977,633	666,715
Bank Hapoalim BM (Israel)	58,729	588,647
Bank Leumi Le-Israel BM (Israel)	106,615	1,044,074
Bank of America Corp.	181,006	7,182,318
Bank of Queensland Ltd. (Australia)	105,000	447,957
Barclays PLC (United Kingdom)	876,830	2,634,508
BAWAG Group AG (Austria), 144A*	11,600	898,733
BNP Paribas SA (France)	60,336	4,140,359
BOC Hong Kong Holdings Ltd. (China)	58,500	185,343
CaixaBank SA (Spain)	285,403	1,703,270
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Citigroup, Inc.	28,435	$1,780,031
Citizens Financial Group, Inc.	65,200	2,677,764
Commonwealth Bank of Australia (Australia)	60,782	5,669,492
Credit Agricole SA (France)	116,754	1,785,506
Danske Bank A/S (Denmark)	37,200	1,118,928
DBS Group Holdings Ltd. (Singapore)	102,670	3,040,502
DNB Bank ASA (Norway)	41,227	845,444
East West Bancorp, Inc.	6,739	557,585
Erste Group Bank AG (Austria)	27,780	1,522,302
Gunma Bank Ltd. (The) (Japan)	72,600	448,334
HSBC Holdings PLC (United Kingdom)	684,360	6,139,410
ING Groep NV (Netherlands)	210,261	3,814,770
Intesa Sanpaolo SpA (Italy)	699,135	2,992,787
Iyogin Holdings, Inc. (Japan)	59,300	567,665
JPMorgan Chase & Co.	80,441	16,961,789
Jyske Bank A/S (Denmark)	5,100	396,937
Keiyo Bank Ltd. (The) (Japan)	49,100	241,375
KeyCorp	33,800	566,150
Lloyds Banking Group PLC (United Kingdom)	2,532,483	1,991,272
Mediobanca Banca di Credito Finanziario SpA (Italy)	33,400	570,686
Mitsubishi UFJ Financial Group, Inc. (Japan)	365,400	3,752,147
Mizrahi Tefahot Bank Ltd. (Israel)	17,126	669,330
Mizuho Financial Group, Inc. (Japan)	69,800	1,442,824
National Australia Bank Ltd. (Australia)	98,836	2,558,895
NatWest Group PLC (United Kingdom)	668,625	3,095,303
Nishi-Nippon Financial Holdings, Inc. (Japan)	47,200	542,178
Nordea Bank Abp (Finland) (BATE)	48,500	572,288
Nordea Bank Abp (Finland) (CCXE)	146,331	1,727,473
NU Holdings Ltd. (Brazil) (Class A Stock)*	248,710	3,394,891
Oversea-Chinese Banking Corp. Ltd. (Singapore)	120,900	1,415,253
PNC Financial Services Group, Inc. (The)	25,826	4,773,936
Popular, Inc. (Puerto Rico)	19,100	1,915,157
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	45,341	694,091
Societe Generale SA (France)	15,100	376,281
Standard Chartered PLC (United Kingdom)	150,866	1,600,081
Sumitomo Mitsui Financial Group, Inc. (Japan)	115,500	2,467,845
Swedbank AB (Sweden) (Class A Stock)	55,869	1,185,857
Truist Financial Corp.	93,804	4,011,997
U.S. Bancorp	66,177	3,026,274
UniCredit SpA (Italy)	96,671	4,244,015
United Overseas Bank Ltd. (Singapore)	29,700	741,370
Wells Fargo & Co.	179,909	10,163,059
Westpac Banking Corp. (Australia)	146,438	3,200,039
		144,370,444
	Shares	Value

Common Stocks (continued)
Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	13,029	$863,396
Asahi Group Holdings Ltd. (Japan)	54,900	719,573
Boston Beer Co., Inc. (The) (Class A Stock)*	1,200	346,968
Carlsberg A/S (Denmark) (Class B Stock)	7,480	890,693
Coca-Cola Co. (The)	92,000	6,611,120
Coca-Cola Europacific Partners PLC (United Kingdom)	4,400	346,500
Coca-Cola HBC AG (Italy)*	51,685	1,842,687
Diageo PLC (United Kingdom)	60,685	2,119,721
Keurig Dr. Pepper, Inc.	112,600	4,220,248
Kirin Holdings Co. Ltd. (Japan)	18,400	280,414
PepsiCo, Inc.	36,443	6,197,132
Pernod Ricard SA (France)	3,250	491,700
Suntory Beverage & Food Ltd. (Japan)	5,700	214,628
Varun Beverages Ltd. (India)	188,901	1,366,694
		26,511,474
Biotechnology — 0.6%
AbbVie, Inc.	82,386	16,269,587
Alnylam Pharmaceuticals, Inc.*	9,900	2,722,797
Amgen, Inc.	14,534	4,683,000
Biogen, Inc.*	12,796	2,480,377
CSL Ltd.	16,457	3,250,810
Genmab A/S (Denmark)*	3,389	821,608
Gilead Sciences, Inc.	7,200	603,648
Natera, Inc.*	3,710	470,984
Neurocrine Biosciences, Inc.*	15,800	1,820,476
Regeneron Pharmaceuticals, Inc.*	3,025	3,180,001
United Therapeutics Corp.*	1,700	609,195
Vertex Pharmaceuticals, Inc.*	3,435	1,597,550
		38,510,033
Broadline Retail — 1.1%
Amazon.com, Inc.*	270,884	50,473,816
Dollarama, Inc. (Canada)	4,815	493,231
eBay, Inc.	22,200	1,445,442
Harvey Norman Holdings Ltd. (Australia)	108,100	368,671
MercadoLibre, Inc. (Brazil)*	3,180	6,525,233
Next PLC (United Kingdom)	10,403	1,362,757
Prosus NV (China)*	49,832	2,174,887
Rakuten Group, Inc. (Japan)*	207,700	1,340,165
Wesfarmers Ltd. (Australia)	20,974	1,018,516
		65,202,718
Building Products — 0.3%
AGC, Inc. (Japan)	31,600	1,025,426
Allegion PLC	4,000	582,960
Armstrong World Industries, Inc.	7,000	920,010
Assa Abloy AB (Sweden) (Class B Stock)	16,945	570,876
AZEK Co., Inc. (The)*	8,270	387,036
Carlisle Cos., Inc.	1,500	674,625
Carrier Global Corp.(a)	17,878	1,439,000

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Cie de Saint-Gobain SA (France)	37,634	$3,432,316
Daikin Industries Ltd. (Japan)	3,800	533,372
Geberit AG (Switzerland)	1,416	924,374
Johnson Controls International PLC	8,625	669,386
ROCKWOOL A/S (Denmark) (Class B Stock)	3,732	1,752,009
Trane Technologies PLC	14,940	5,807,626
Xinyi Glass Holdings Ltd. (China)	382,000	447,652
		19,166,668
Capital Markets — 1.1%
3i Group PLC (United Kingdom)	69,820	3,092,921
Ameriprise Financial, Inc.	4,465	2,097,702
Amundi SA (France), 144A	13,724	1,025,826
Bank of New York Mellon Corp. (The)	63,900	4,591,854
BlackRock, Inc.	3,700	3,513,187
Deutsche Bank AG (Germany)	166,330	2,879,452
Deutsche Boerse AG (Germany)	6,767	1,588,680
Euronext NV (Netherlands), 144A	10,227	1,110,111
Goldman Sachs Group, Inc. (The)	15,584	7,715,794
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,100	167,487
Intercontinental Exchange, Inc.	10,800	1,734,912
Investec PLC (United Kingdom)	79,100	602,034
Janus Henderson Group PLC	74,600	2,840,022
Julius Baer Group Ltd. (Switzerland)	12,900	777,921
London Stock Exchange Group PLC (United Kingdom)	4,147	567,770
Macquarie Group Ltd. (Australia)	9,997	1,599,637
Moody’s Corp.	3,228	1,531,977
Morgan Stanley	45,947	4,789,515
MSCI, Inc.	4,700	2,739,771
Nasdaq, Inc.	46,800	3,416,868
Nomura Holdings, Inc. (Japan)	294,600	1,537,513
Raymond James Financial, Inc.(a)	12,100	1,481,766
S&P Global, Inc.	11,900	6,147,778
Singapore Exchange Ltd. (Singapore)	106,400	942,783
State Street Corp.	6,200	548,514
Tradeweb Markets, Inc. (Class A Stock)	4,500	556,515
UBS Group AG (Switzerland)	149,185	4,616,388
XP, Inc. (Brazil) (Class A Stock)	33,274	596,936
		64,811,634
Chemicals — 0.6%
Air Liquide SA (France)	13,204	2,549,828
Akzo Nobel NV (Netherlands)	5,483	387,326
Arkema SA (France)	3,336	317,750
Asahi Kasei Corp. (Japan)	152,100	1,153,129
BASF SE (Germany)	11,052	585,788
Daicel Corp. (Japan)	40,600	378,914
Dow, Inc.	2,919	159,465
DSM-Firmenich AG (Switzerland)	4,945	682,446
DuPont de Nemours, Inc.	10,600	944,566
Ecolab, Inc.	3,100	791,523
Evonik Industries AG (Germany)	32,188	753,501
Givaudan SA (Switzerland)	391	2,145,240
International Flavors & Fragrances, Inc.	18,200	1,909,726
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Linde PLC	9,906	$4,723,775
Lintec Corp. (Japan)	21,900	506,467
LyondellBasell Industries NV (Class A Stock)	30,800	2,953,720
Mitsubishi Chemical Group Corp. (Japan)	264,700	1,702,665
Mitsubishi Gas Chemical Co., Inc. (Japan)	24,400	475,744
Mitsui Chemicals, Inc. (Japan)	17,400	464,790
Nippon Paint Holdings Co. Ltd. (Japan)	56,700	431,823
Nippon Sanso Holdings Corp. (Japan)	3,500	128,460
Nitto Denko Corp. (Japan)	42,000	706,787
Orica Ltd. (Australia)	59,143	755,490
Sherwin-Williams Co. (The)	14,100	5,381,547
Shin-Etsu Chemical Co. Ltd. (Japan)	33,200	1,387,441
Sika AG (Switzerland)	2,507	830,984
Solvay SA (Belgium)	28,392	1,112,264
Syensqo SA (Belgium)^	9,100	803,608
Symrise AG (Germany)	3,977	550,375
Toagosei Co. Ltd. (Japan)	42,000	474,974
Tokuyama Corp. (Japan)	24,300	491,836
TPC Group, Inc.*^	12,402	471,276
UBE Corp. (Japan)	24,300	456,048
Yara International ASA (Brazil)	11,700	369,642
		37,938,918
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	130,266	1,709,843
Cintas Corp.	5,400	1,111,752
Loomis AB (Sweden)	14,300	469,811
Mitie Group PLC (United Kingdom)	414,000	656,772
Republic Services, Inc.	2,369	475,790
Rollins, Inc.	7,200	364,176
Securitas AB (Sweden) (Class B Stock)	42,800	543,340
Societe BIC SA (France)	7,500	504,271
Veralto Corp.	30,000	3,355,800
		9,191,555
Communications Equipment — 0.3%
Arista Networks, Inc.*	15,600	5,987,592
Cisco Systems, Inc.	137,541	7,319,932
Nokia OYJ (Finland)	434,721	1,898,066
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	26,832	202,755
		15,408,345
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	25,525	1,178,161
Bouygues SA (France)	17,700	592,440
Comfort Systems USA, Inc.	2,923	1,140,993
Eiffage SA (France)	12,778	1,233,916
Ferrovial SE	13,316	572,282
MasTec, Inc.*	21,900	2,695,890
MIRAIT ONE Corp. (Japan)	30,000	445,972
NRW Holdings Ltd. (Australia)	212,700	524,072
Skanska AB (Sweden) (Class B Stock)	10,704	223,128

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Vinci SA (France)	31,004	$3,624,263
		12,231,117
Construction Materials — 0.3%
Buzzi SpA (Italy)	13,400	534,687
CRH PLC	47,400	4,395,876
Heidelberg Materials AG (Germany)	19,049	2,075,196
Holcim AG*	43,772	4,286,718
James Hardie Industries PLC, CDI*	28,718	1,141,185
Vulcan Materials Co.	11,011	2,757,485
Wienerberger AG (Austria)	13,200	436,449
		15,627,596
Consumer Finance — 0.2%
Ally Financial, Inc.	10,733	381,987
American Express Co.	16,760	4,545,312
Credit Saison Co. Ltd. (Japan)	21,100	529,482
Synchrony Financial(a)	65,000	3,242,200
		8,698,981
Consumer Staples Distribution & Retail — 0.7%
BJ’s Wholesale Club Holdings, Inc.*	4,729	390,048
Carrefour SA (France)	110,389	1,882,293
Coles Group Ltd. (Australia)	113,325	1,412,767
Costco Wholesale Corp.	8,093	7,174,606
Dollar Tree, Inc.*	21,700	1,525,944
Endeavour Group Ltd. (Australia)	116,839	404,045
J Sainsbury PLC (United Kingdom)	210,170	831,715
Kesko OYJ (Finland) (Class B Stock)	17,775	379,222
Koninklijke Ahold Delhaize NV (Netherlands)	115,370	3,988,176
Kroger Co. (The)	9,900	567,270
Marks & Spencer Group PLC (United Kingdom)	104,800	523,000
Metcash Ltd. (Australia)	165,100	408,117
Sonae SGPS SA (Portugal)	388,700	410,692
Target Corp.	29,900	4,660,214
Tesco PLC (United Kingdom)	654,837	3,144,075
US Foods Holding Corp.*	43,200	2,656,800
Valor Holdings Co. Ltd. (Japan)	23,300	358,880
Walmart, Inc.	112,761	9,105,451
Woolworths Group Ltd. (Australia)	34,200	785,891
		40,609,206
Containers & Packaging — 0.1%
Avery Dennison Corp.	7,513	1,658,570
Crown Holdings, Inc.	16,441	1,576,363
Rengo Co. Ltd. (Japan)	59,900	418,458
Sonoco Products Co.	6,000	327,780
Verallia SA (France), 144A	14,400	421,456
		4,402,627
Distributors — 0.0%
LKQ Corp.	12,500	499,000
Diversified Consumer Services — 0.0%
Duolingo, Inc.*(a)	4,400	1,240,888
	Shares	Value

Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Service Corp. International(a)	5,143	$405,937
		1,646,825
Diversified REITs — 0.2%
Broadstone Net Lease, Inc.(a)	118,616	2,247,773
Covivio SA (France)	9,052	550,870
Essential Properties Realty Trust, Inc.(a)	186,612	6,372,800
GPT Group (The) (Australia)	295,838	1,014,376
KDX Realty Investment Corp. (Japan)	553	582,682
Nomura Real Estate Master Fund, Inc. (Japan)	154	153,647
Stockland (Australia)	184,552	665,651
		11,587,799
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	268,670	5,910,740
BT Group PLC (United Kingdom)	345,900	685,598
Cellnex Telecom SA (Spain), 144A	8,112	328,883
Deutsche Telekom AG (Germany)	139,555	4,098,626
Elisa OYJ (Finland)	11,116	589,310
Koninklijke KPN NV (Netherlands)	409,631	1,673,050
Nippon Telegraph & Telephone Corp. (Japan)	1,575,200	1,614,872
Orange SA (France)	153,509	1,758,124
Singapore Telecommunications Ltd. (Singapore)	98,600	247,921
Swisscom AG (Switzerland)	601	392,759
Telefonica SA (Spain)	89,000	435,396
Telia Co. AB (Sweden)	73,530	237,797
Telstra Group Ltd. (Australia)	451,807	1,209,275
United Internet AG (Germany)	18,700	384,668
Verizon Communications, Inc.	152,833	6,863,730
		26,430,749
Electric Utilities — 0.7%
Chubu Electric Power Co., Inc. (Japan)	79,100	929,596
Constellation Energy Corp.	21,150	5,499,423
Duke Energy Corp.	10,600	1,222,180
Enel SpA (Italy)	543,007	4,337,433
Exelon Corp.	47,300	1,918,015
Fortum OYJ (Finland)(a)	56,141	923,817
Iberdrola SA (Spain)	373,283	5,770,636
Kansai Electric Power Co., Inc. (The) (Japan)	93,700	1,552,878
NextEra Energy, Inc.	42,417	3,585,509
NRG Energy, Inc.	46,800	4,263,480
PG&E Corp.	125,717	2,485,425
Southern Co. (The)	15,511	1,398,782
SSE PLC (United Kingdom)	75,114	1,893,204
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	215,500	955,757
Xcel Energy, Inc.	57,800	3,774,340
		40,510,475
Electrical Equipment — 0.6%
ABB India Ltd. (India)	3,599	345,889

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
ABB Ltd. (Switzerland)	80,394	$4,664,109
Acuity Brands, Inc.	2,700	743,553
AMETEK, Inc.	2,718	466,708
Eaton Corp. PLC	27,679	9,173,928
Fuji Electric Co. Ltd. (Japan)	2,200	133,305
GE Vernova, Inc.*	1,309	333,769
Legrand SA (France)	20,392	2,349,278
Mitsubishi Electric Corp. (Japan)	38,300	621,262
Nidec Corp. (Japan)	34,000	715,805
nVent Electric PLC	5,100	358,326
Prysmian SpA (Italy)	17,654	1,284,479
Schneider Electric SE	31,467	8,294,951
Siemens Energy AG (Germany)*	39,458	1,456,785
Signify NV, 144A	15,000	353,843
TKH Group NV (Netherlands), CVA	11,300	475,890
Vertiv Holdings Co. (Class A Stock)	38,000	3,780,620
		35,552,500
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	40,000	2,606,400
Citizen Watch Co. Ltd. (Japan)	65,800	421,814
Coherent Corp.*	4,136	367,732
Daiwabo Holdings Co. Ltd. (Japan)	18,100	345,203
Halma PLC (United Kingdom)	37,122	1,297,989
Hon Hai Precision Industry Co. Ltd. (Taiwan)	241,716	1,423,190
Ibiden Co. Ltd. (Japan)	17,800	550,144
Keyence Corp. (Japan)	14,172	6,792,103
Kingboard Holdings Ltd. (China)	259,000	651,528
Macnica Holdings, Inc. (Japan)	38,700	538,926
Murata Manufacturing Co. Ltd. (Japan)	78,500	1,553,415
Omron Corp. (Japan)	8,100	370,330
TD SYNNEX Corp.	11,300	1,356,904
TDK Corp. (Japan)	83,500	1,066,657
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	129,624
Yokogawa Electric Corp. (Japan)	32,600	835,370
		20,307,329
Energy Equipment & Services — 0.1%
Baker Hughes Co.	90,228	3,261,742
Schlumberger NV	63,800	2,676,410
TechnipFMC PLC (United Kingdom)	32,040	840,409
Weatherford International PLC	6,841	580,938
		7,359,499
Entertainment — 0.5%
Capcom Co. Ltd. (Japan)	27,700	646,079
CTS Eventim AG & Co. KGaA (Germany)	12,714	1,323,854
Electronic Arts, Inc.	10,200	1,463,088
Konami Group Corp. (Japan)	8,900	907,608
Madison Square Garden Sports Corp.*	1,700	354,042
Netflix, Inc.*	18,467	13,098,089
Nexon Co. Ltd. (Japan)	70,200	1,395,008
Nintendo Co. Ltd. (Japan)	29,400	1,571,471
Sea Ltd. (Singapore), ADR*	25,200	2,375,856
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Tencent Music Entertainment Group (China), ADR	104,149	$1,254,995
Walt Disney Co. (The)	20,900	2,010,371
Warner Bros Discovery, Inc.*	99,100	817,575
		27,218,036
Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	1,545	2,418,883
Apollo Global Management, Inc.	6,998	874,120
Berkshire Hathaway, Inc. (Class B Stock)*	33,500	15,418,710
Block, Inc.*	21,029	1,411,677
Corpay, Inc.*	2,542	795,036
EXOR NV (Netherlands)	12,102	1,297,383
Fidelity National Information Services, Inc.	49,800	4,170,750
Fuyo General Lease Co. Ltd. (Japan)	5,900	455,056
Groupe Bruxelles Lambert NV (Belgium)	11,898	927,143
Industrivarden AB (Sweden) (Class A Stock)	5,270	194,903
Industrivarden AB (Sweden) (Class C Stock)	7,039	259,201
Investor AB (Sweden) (Class B Stock)	86,267	2,658,422
Mastercard, Inc. (Class A Stock)	31,549	15,578,896
Mitsubishi HC Capital, Inc. (Japan)	77,700	551,835
ORIX Corp. (Japan)	36,100	844,699
Paragon Banking Group PLC (United Kingdom)	67,500	701,052
PayPal Holdings, Inc.*	66,400	5,181,192
Shift4 Payments, Inc. (Class A Stock)*	4,216	373,538
Visa, Inc. (Class A Stock)	26,558	7,302,122
		61,414,618
Food Products — 0.5%
Archer-Daniels-Midland Co.	22,400	1,338,176
Associated British Foods PLC (United Kingdom)	34,432	1,076,092
Conagra Brands, Inc.	94,100	3,060,132
Danone SA (France)	16,245	1,183,278
Elders Ltd. (Australia)	79,300	462,045
Freshpet, Inc.*(a)	5,118	699,989
General Mills, Inc.(a)	11,400	841,890
Hershey Co. (The)(a)	1,129	216,520
Inghams Group Ltd. (Australia)	168,700	343,185
Ingredion, Inc.	15,000	2,061,450
Lamb Weston Holdings, Inc.(a)	2,986	193,314
Leroy Seafood Group ASA (Norway)	102,600	470,370
Mondelez International, Inc. (Class A Stock)	36,408	2,682,177
Nestle SA	120,242	12,083,411
Nissui Corp. (Japan)	49,500	317,804
Origin Enterprises PLC (Ireland)	85,800	319,953
Orkla ASA (Norway)	16,552	156,109
Premier Foods PLC (United Kingdom)	235,200	578,260
Suedzucker AG (Germany)	39,500	495,975
WH Group Ltd. (Hong Kong), 144A	2,764,000	2,176,924

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Wilmar International Ltd. (China)	353,600	$917,102
		31,674,156
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	35,900	809,621
Rubis SCA (France)	22,100	603,773
Snam SpA (Italy)	119,072	606,523
Tokyo Gas Co. Ltd. (Japan)	9,800	228,272
		2,248,189
Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	11,476	1,344,413
CSX Corp.	207,675	7,171,018
Firstgroup PLC (United Kingdom)	281,200	550,114
Hankyu Hanshin Holdings, Inc. (Japan)	31,100	960,728
Ryder System, Inc.	2,400	349,920
Seino Holdings Co. Ltd. (Japan)	10,000	168,224
TFI International, Inc. (Canada)(a)	2,624	359,199
Tokyu Corp. (Japan)	56,700	734,261
Uber Technologies, Inc.*	72,500	5,449,100
Union Pacific Corp.	23,353	5,756,048
West Japan Railway Co. (Japan)	56,817	1,079,033
		23,922,058
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	65,108	7,422,963
Alcon, Inc.	9,016	902,323
Becton, Dickinson & Co.	18,400	4,436,240
Boston Scientific Corp.*	72,485	6,074,243
Cochlear Ltd. (Australia)	794	154,513
Demant A/S (Denmark)*	10,138	394,685
EssilorLuxottica SA (France)	4,478	1,060,948
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	49,228	1,091,195
GE HealthCare Technologies, Inc.	4,951	464,651
Getinge AB (Sweden) (Class B Stock)	30,049	646,705
Hoya Corp. (Japan)	16,200	2,243,758
Intuitive Surgical, Inc.*	4,900	2,407,223
Koninklijke Philips NV (Netherlands)*	32,383	1,061,697
Medtronic PLC	72,808	6,554,904
Olympus Corp. (Japan)	25,200	479,034
Sonova Holding AG (Switzerland)	600	216,117
STERIS PLC	1,400	339,556
Stryker Corp.(a)	6,503	2,349,274
Terumo Corp. (Japan)	59,900	1,134,775
Zimmer Biomet Holdings, Inc.(a)	4,300	464,185
		39,898,989
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd. (India)	15,716	1,350,701
Cardinal Health, Inc.	11,200	1,237,824
Centene Corp.*	74,126	5,580,205
Cigna Group (The)	19,442	6,735,486
Elevance Health, Inc.	9,900	5,148,000
Fresenius Medical Care AG (Germany)	27,711	1,177,488
Fresenius SE & Co. KGaA (Germany)*	35,799	1,365,758
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Quest Diagnostics, Inc.	17,700	$2,747,925
Sonic Healthcare Ltd. (Australia)	17,225	323,980
Tenet Healthcare Corp.*	2,600	432,120
UnitedHealth Group, Inc.	21,441	12,536,124
		38,635,611
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	22,718	2,697,762
American Healthcare REIT, Inc.	200,094	5,222,453
CareTrust REIT, Inc.	94,745	2,923,831
Healthpeak Properties, Inc.	16,900	386,503
National Health Investors, Inc.	32,233	2,709,506
Ventas, Inc.	49,100	3,148,783
Welltower, Inc.	117,925	15,097,938
		32,186,776
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	7,182	883,993
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.(a)	135,940	2,392,544
Park Hotels & Resorts, Inc.	145,000	2,044,500
		4,437,044
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	10,343	449,610
Airbnb, Inc. (Class A Stock)*	10,797	1,369,168
Amadeus IT Group SA (Spain)	11,208	811,712
Aristocrat Leisure Ltd. (Australia)	39,759	1,605,250
Betsson AB (Sweden) (Class B Stock)*	37,100	455,090
Carnival Corp.*	70,000	1,293,600
Cava Group, Inc.*	16,700	2,068,295
Chipotle Mexican Grill, Inc.*	100,931	5,815,644
Compass Group PLC (United Kingdom)	162,389	5,206,140
Dalata Hotel Group PLC (Ireland)	84,600	386,428
Darden Restaurants, Inc.(a)	18,900	3,102,057
Domino’s Pizza, Inc.(a)	1,180	507,565
Evolution AB (Sweden), 144A	3,023	297,321
Galaxy Entertainment Group Ltd. (Macau)	87,000	429,622
Hilton Worldwide Holdings, Inc.	11,600	2,673,800
Indian Hotels Co. Ltd. (The) (India)	43,708	357,199
InterContinental Hotels Group PLC (United Kingdom)	3,282	357,410
La Francaise des Jeux SAEM (France), 144A	32,109	1,321,271
MakeMyTrip Ltd. (India)*(a)	13,632	1,267,094
Marriott International, Inc. (Class A Stock)	8,182	2,034,045
McDonald’s Corp.	14,436	4,395,906
Meituan (China) (Class B Stock), 144A*	58,512	1,242,525
MGM Resorts International*(a)	14,500	566,805
Royal Caribbean Cruises Ltd.	10,600	1,880,016
Sodexo SA (France)	6,751	553,471
Texas Roadhouse, Inc.	20,448	3,611,117
Travel + Leisure Co.	18,000	829,440

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Trip.com Group Ltd. (China), ADR*	23,729	$1,410,215
Zensho Holdings Co. Ltd. (Japan)	15,200	842,170
Zomato Ltd. (India)*	658,971	2,144,866
		49,284,852
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	17,538	1,109,303
Garmin Ltd.(a)	6,900	1,214,607
JVCKenwood Corp. (Japan)	74,100	700,254
Lennar Corp. (Class A Stock)	8,955	1,678,883
Lennar Corp. (Class B Stock)	3,200	553,408
Newell Brands, Inc.	72,800	559,104
Panasonic Holdings Corp. (Japan)	63,900	561,346
Persimmon PLC (United Kingdom)	14,568	320,582
SEB SA (France)	5,484	625,974
Sekisui Chemical Co. Ltd. (Japan)	21,200	331,478
Sekisui House Ltd. (Japan)	32,800	910,715
Sony Group Corp. (Japan)	222,500	4,322,640
Toll Brothers, Inc.(a)	5,558	858,655
TopBuild Corp.*	1,881	765,210
		14,512,159
Household Products — 0.3%
Colgate-Palmolive Co.	51,100	5,304,691
Essity AB (Sweden) (Class B Stock)	57,098	1,782,296
Henkel AG & Co. KGaA (Germany)	4,310	366,403
Kimberly-Clark Corp.	11,100	1,579,308
Procter & Gamble Co. (The)	39,727	6,880,716
Reckitt Benckiser Group PLC (United Kingdom)	34,815	2,130,128
		18,043,542
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	166,900	3,348,014
RWE AG (Germany)	21,230	773,469
Vistra Corp.	10,943	1,297,183
		5,418,666
Industrial Conglomerates — 0.3%
3M Co.	56,265	7,691,425
CK Hutchison Holdings Ltd. (United Kingdom)	89,500	507,440
Hitachi Ltd. (Japan)	211,500	5,608,417
Honeywell International, Inc.	1,600	330,736
Jardine Cycle & Carriage Ltd. (Singapore)	17,600	377,567
Lifco AB (Sweden) (Class B Stock)	8,284	272,823
Siemens AG (Germany)	25,941	5,248,071
Smiths Group PLC (United Kingdom)	16,445	369,569
		20,406,048
Industrial REITs — 0.6%
Americold Realty Trust, Inc.(a)	121,582	3,437,123
Goodman Group (Australia)	66,183	1,688,263
LXP Industrial Trust	241,414	2,426,211
Prologis, Inc.	162,172	20,479,080
	Shares	Value

Common Stocks (continued)
Industrial REITs (cont’d.)
Rexford Industrial Realty, Inc.(a)	59,231	$2,979,912
STAG Industrial, Inc.(a)	72,119	2,819,132
		33,829,721
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	8,947	333,500
Aegon Ltd. (Netherlands)	412,700	2,650,824
Ageas SA/NV (Belgium)	23,995	1,280,352
AIA Group Ltd. (Hong Kong)	438,400	3,828,485
Allianz SE (Germany)	16,849	5,541,959
Allstate Corp. (The)	24,500	4,646,425
American International Group, Inc.	24,900	1,823,427
ASR Nederland NV (Netherlands)	8,200	401,984
Assurant, Inc.	12,300	2,445,978
Aviva PLC (United Kingdom)	334,629	2,167,313
AXA SA (France)	145,932	5,617,925
Axis Capital Holdings Ltd.	5,345	425,515
Chubb Ltd.	13,472	3,885,190
Dai-ichi Life Holdings, Inc. (Japan)	77,200	2,003,136
Fairfax Financial Holdings Ltd. (Canada)	937	1,183,102
Fidelity National Financial, Inc.(a)	25,300	1,570,118
Generali (Italy)	6,700	193,916
Hannover Rueck SE (Germany)	5,552	1,584,871
Insurance Australia Group Ltd. (Australia)	169,586	861,845
Japan Post Holdings Co. Ltd. (Japan)	163,800	1,570,703
Mapfre SA (Spain)	178,400	475,097
Markel Group, Inc.*	362	567,826
Marsh & McLennan Cos., Inc.	29,953	6,682,215
Medibank Private Ltd. (Australia)	322,933	814,745
MetLife, Inc.	82,805	6,829,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,950	4,380,803
NN Group NV (Netherlands)	28,368	1,415,453
Poste Italiane SpA (Italy), 144A	24,450	343,355
Progressive Corp. (The)	32,292	8,194,418
QBE Insurance Group Ltd. (Australia)	92,324	1,054,205
RenaissanceRe Holdings Ltd. (Bermuda)(a)	2,864	780,154
Sampo OYJ (Finland) (Class A Stock)	14,136	659,309
Sompo Holdings, Inc. (Japan)	41,400	933,189
Suncorp Group Ltd. (Australia)	34,893	435,718
Swiss Life Holding AG (Switzerland)	1,200	1,004,110
Swiss Re AG	23,205	3,211,096
T&D Holdings, Inc. (Japan)	20,500	361,432
Talanx AG (Germany)	12,528	1,056,045
Tokio Marine Holdings, Inc. (Japan)	39,200	1,445,478
Travelers Cos., Inc. (The)	5,846	1,368,666
Unipol Gruppo SpA (Italy)	68,200	811,722
Willis Towers Watson PLC	4,000	1,178,120
Zurich Insurance Group AG (Switzerland)	6,922	4,181,996
		92,201,476

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)	205,650	$34,107,052
Alphabet, Inc. (Class C Stock)	114,200	19,093,098
Auto Trader Group PLC (United Kingdom), 144A	86,144	1,001,440
Kanzhun Ltd. (China), ADR	26,906	467,088
LY Corp. (Japan)	254,900	742,982
Meta Platforms, Inc. (Class A Stock)	62,954	36,037,388
REA Group Ltd. (Australia)	3,484	482,121
		91,931,169
IT Services — 0.4%
Accenture PLC (Ireland) (Class A Stock)	4,400	1,555,312
BIPROGY, Inc. (Japan)	13,100	445,185
Capgemini SE (France)	1,741	375,883
Cognizant Technology Solutions Corp. (Class A Stock)	51,500	3,974,770
Computacenter PLC (United Kingdom)	11,400	377,248
DTS Corp. (Japan)	4,600	129,973
Fujitsu Ltd. (Japan)	32,000	657,901
Globant SA*(a)	5,959	1,180,716
GoDaddy, Inc. (Class A Stock)*	3,400	533,052
Indra Sistemas SA (Spain)	23,000	422,783
International Business Machines Corp.(a)	45,894	10,146,245
NEC Corp. (Japan)	7,800	753,218
Sopra Steria Group (France)	2,700	567,728
Twilio, Inc. (Class A Stock)*	8,400	547,848
Wix.com Ltd. (Israel)*	8,100	1,354,077
		23,021,939
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	72,800	1,661,163
Hasbro, Inc.	7,652	553,393
		2,214,556
Life Sciences Tools & Services — 0.3%
Danaher Corp.	19,300	5,365,786
Illumina, Inc.*	24,400	3,182,004
Lonza Group AG (Switzerland)	4,042	2,564,987
QIAGEN NV*	23,234	1,058,774
Thermo Fisher Scientific, Inc.	13,400	8,288,838
		20,460,389
Machinery — 0.9%
Alfa Laval AB (Sweden)	22,400	1,076,902
Allison Transmission Holdings, Inc.	39,528	3,797,455
Atlas Copco AB (Sweden) (Class A Stock)	232,745	4,510,694
Atlas Copco AB (Sweden) (Class B Stock)	61,592	1,056,787
Bucher Industries AG (Switzerland)	1,000	453,904
Cargotec OYJ (Finland) (Class B Stock)	9,100	531,892
Caterpillar, Inc.	6,533	2,555,187
Cummins, Inc.	7,800	2,525,562
Daifuku Co. Ltd. (Japan)	7,700	149,055
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Daimler Truck Holding AG (Germany)	18,500	$694,626
Deere & Co.(a)	6,472	2,700,960
Donaldson Co., Inc.	31,300	2,306,810
Epiroc AB (Sweden) (Class B Stock)	15,306	290,244
FANUC Corp. (Japan)	41,200	1,210,061
Flowserve Corp.	55,400	2,863,626
Fuji Corp. (Japan)	8,200	131,731
GEA Group AG (Germany)	17,832	874,598
Hong Leong Asia Ltd. (Singapore)	377,000	239,298
Indutrade AB (Sweden)	9,261	288,202
ITT, Inc.	19,900	2,975,249
Kalmar OYJ (Finland) (Class B Stock)*	9,100	295,832
Knorr-Bremse AG (Germany)	11,469	1,021,944
Komatsu Ltd. (Japan)	23,100	646,678
Kone OYJ (Finland) (Class B Stock)	7,536	450,815
Konecranes OYJ (Finland)	7,100	533,441
Makita Corp. (Japan)	32,000	1,081,010
MINEBEA MITSUMI, Inc. (Japan)	6,000	118,599
Mitsubishi Heavy Industries Ltd. (Japan)	57,100	853,302
NGK Insulators Ltd. (Japan)	37,200	489,259
Otis Worldwide Corp.	10,859	1,128,684
Parker-Hannifin Corp.	5,696	3,598,847
Rational AG (Germany)	1,243	1,269,040
RBC Bearings, Inc.*	1,299	388,895
Schindler Holding AG (Switzerland)	920	261,655
Schindler Holding AG (Switzerland) (Part. Cert.)	2,263	664,200
SKF AB (Sweden) (Class B Stock)	52,840	1,052,514
Sumitomo Heavy Industries Ltd. (Japan)	15,200	367,793
Techtronic Industries Co. Ltd. (Hong Kong)	101,057	1,508,622
Trelleborg AB (Sweden) (Class B Stock)	7,146	275,056
Tsubakimoto Chain Co. (Japan)	43,500	573,646
Valmet OYJ (Finland)	14,300	458,693
VAT Group AG (Switzerland), 144A	754	385,595
Vesuvius PLC (United Kingdom)	67,900	354,597
Volvo AB (Sweden) (Class A Stock)	8,119	216,798
Volvo AB (Sweden) (Class B Stock)	120,145	3,178,099
Wartsila OYJ Abp (Finland)	70,792	1,584,091
Westinghouse Air Brake Technologies Corp.	10,900	1,981,293
Xylem, Inc.	2,400	324,072
		56,295,913
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	126	204,209
AP Moller - Maersk A/S (Denmark) (Class B Stock)	245	412,282
D/S Norden A/S (Denmark)	9,700	402,860
DFDS A/S (Denmark)	12,800	327,393
Kawasaki Kisen Kaisha Ltd. (Japan)	103,600	1,615,073
Kirby Corp.*	13,878	1,699,084

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Marine Transportation (cont’d.)
SITC International Holdings Co. Ltd. (China)	270,000	$724,233
		5,385,134
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	1,100	356,488
Comcast Corp. (Class A Stock)	106,700	4,456,859
Informa PLC (United Kingdom)	30,960	340,483
Publicis Groupe SA (France)	16,901	1,849,584
Reach PLC (United Kingdom)	132,014	164,661
SKY Perfect JSAT Holdings, Inc. (Japan)	81,300	508,789
Vivendi SE (France)	22,758	263,269
		7,940,133
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	7,491	603,475
Anglo American PLC (South Africa)	25,485	828,408
Antofagasta PLC (Chile)	6,190	166,851
Barrick Gold Corp. (Canada)	21,014	417,969
Bekaert SA (Belgium)	8,300	341,156
BHP Group Ltd. (Australia)	210,140	6,524,041
Boliden AB (Sweden)	29,208	991,288
Fortescue Ltd. (Australia)	136,673	1,927,715
Freeport-McMoRan, Inc.	65,300	3,259,776
Glencore PLC (Australia)*	283,598	1,624,067
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	42,815	636,946
JFE Holdings, Inc. (Japan)	46,700	627,844
Lundin Mining Corp. (Chile)	102,081	1,069,531
Nippon Steel Corp. (Japan)	59,800	1,340,245
Northern Star Resources Ltd. (Australia)	147,042	1,610,735
Perenti Ltd. (Australia)	527,900	397,720
Perseus Mining Ltd. (Australia)	479,200	856,549
Rio Tinto Ltd. (Australia)	24,235	2,143,475
Rio Tinto PLC (Australia)	52,243	3,708,607
		29,076,398
Multi-Utilities — 0.3%
A2A SpA (Italy)	221,800	512,350
CenterPoint Energy, Inc.	14,743	433,739
Centrica PLC (United Kingdom)	881,585	1,378,924
DTE Energy Co.	26,100	3,351,501
E.ON SE (Germany)	165,835	2,469,605
Engie SA (France)	172,803	2,988,146
Iren SpA (Italy)	229,000	519,525
National Grid PLC (United Kingdom)	115,983	1,603,234
NiSource, Inc.	53,948	1,869,298
Sembcorp Industries Ltd. (Singapore)	179,700	772,483
Sempra(a)	16,200	1,354,806
Veolia Environnement SA (France)	6,720	221,244
		17,474,855
Office REITs — 0.1%
Dexus (Australia)	55,220	288,120
	Shares	Value

Common Stocks (continued)
Office REITs (cont’d.)
Gecina SA (France)	5,227	$601,834
Hudson Pacific Properties, Inc.	213,712	1,021,543
Japan Real Estate Investment Corp. (Japan)	183	727,535
Kilroy Realty Corp.	57,206	2,213,872
Nippon Building Fund, Inc. (Japan)	360	329,877
Piedmont Office Realty Trust, Inc. (Class A Stock)	125,706	1,269,631
SL Green Realty Corp.(a)	22,192	1,544,785
		7,997,197
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp.*	47,600	1,363,740
ARC Resources Ltd. (Canada)(a)	64,137	1,084,086
BP PLC	551,355	2,875,613
Cenovus Energy, Inc. (Canada)	66,860	1,118,247
Cheniere Energy, Inc.	29,050	5,224,352
Chesapeake Energy Corp.(a)	7,084	582,659
Chevron Corp.	17,300	2,547,771
ConocoPhillips	48,000	5,053,440
Devon Energy Corp.	43,100	1,686,072
Diamondback Energy, Inc.	22,014	3,795,214
ENEOS Holdings, Inc. (Japan)	285,400	1,562,612
Eni SpA (Italy)	24,200	368,265
Equinor ASA (Norway)	38,778	981,032
Exxon Mobil Corp.	140,323	16,448,662
Idemitsu Kosan Co. Ltd. (Japan)	217,800	1,579,343
Inpex Corp. (Japan)	94,400	1,278,061
New Hope Corp. Ltd. (Australia)	117,200	420,331
OMV AG (Austria)	8,000	342,241
Phillips 66	29,800	3,917,210
Repsol SA (Spain)	157,226	2,073,699
Santos Ltd. (Australia)	47,785	231,538
Shell PLC	299,129	9,704,265
Shell PLC, ADR	51,765	3,413,902
TotalEnergies SE (France)	145,351	9,438,418
TotalEnergies SE (France), ADR(a)	8,981	580,352
Williams Cos., Inc. (The)	123,689	5,646,403
		83,317,528
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	3,800	408,348
Mondi PLC (Austria)	21,956	418,822
UPM-Kymmene OYJ (Finland)	17,003	569,166
		1,396,336
Passenger Airlines — 0.1%
Air New Zealand Ltd. (New Zealand)	969,300	325,277
ANA Holdings, Inc. (Japan)	22,000	471,091
International Consolidated Airlines Group SA (United Kingdom)	184,600	507,083
Japan Airlines Co. Ltd. (Japan)	18,900	330,553
Qantas Airways Ltd. (Australia)*	257,950	1,316,704
Singapore Airlines Ltd. (Singapore)	131,700	695,232
		3,645,940

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Care Products — 0.3%
Haleon PLC	212,751	$1,113,219
L’Oreal SA (France)	11,375	5,102,107
Unilever PLC (United Kingdom)	100,336	6,505,114
Unilever PLC (United Kingdom), ADR	58,978	3,831,211
		16,551,651
Pharmaceuticals — 2.3%
AstraZeneca PLC (United Kingdom)	73,339	11,425,222
AstraZeneca PLC (United Kingdom), ADR	42,072	3,277,830
Bayer AG (Germany)	20,306	686,987
Bristol-Myers Squibb Co.	8,667	448,431
Chugai Pharmaceutical Co. Ltd. (Japan)	18,300	887,021
Daiichi Sankyo Co. Ltd. (Japan)	90,700	2,996,035
Elanco Animal Health, Inc.*	107,800	1,583,582
Eli Lilly & Co.	26,544	23,516,391
Galderma Group AG (Switzerland)*	6,072	563,903
GSK PLC	280,125	5,703,630
Hikma Pharmaceuticals PLC (Jordan)	45,991	1,176,894
Ipsen SA (France)	11,737	1,445,769
Johnson & Johnson	67,500	10,939,050
Kyowa Kirin Co. Ltd. (Japan)	53,100	937,041
Merck & Co., Inc.	79,757	9,057,205
Merck KGaA (Germany)	7,165	1,264,844
Nippon Shinyaku Co. Ltd. (Japan)	29,700	775,039
Novartis AG (Switzerland)	112,810	12,989,212
Novo Nordisk A/S (Denmark), ADR	5,897	702,156
Novo Nordisk A/S (Denmark) (Class B Stock)	165,216	19,596,521
Ono Pharmaceutical Co. Ltd. (Japan)	54,500	731,571
Orion OYJ (Finland) (Class B Stock)	19,120	1,047,659
Otsuka Holdings Co. Ltd. (Japan)	30,400	1,726,693
Pfizer, Inc.	23,600	682,984
Roche Holding AG	34,095	10,910,988
Sandoz Group AG (Switzerland)	12,900	537,581
Sanofi SA	54,311	6,253,332
Sanofi SA, ADR	29,342	1,690,979
Shionogi & Co. Ltd. (Japan)	145,800	2,089,924
Takeda Pharmaceutical Co. Ltd. (Japan)	50,300	1,449,324
Teva Pharmaceutical Industries Ltd. (Israel)*	35,600	642,912
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	38,700	697,374
		138,434,084
Professional Services — 0.3%
Automatic Data Processing, Inc.	13,300	3,680,509
Bureau Veritas SA (France)	24,683	818,898
Computershare Ltd. (Australia)	77,789	1,356,085
Dun & Bradstreet Holdings, Inc.	242,800	2,794,628
Experian PLC	6,521	343,459
Intertek Group PLC (United Kingdom)	11,181	773,026
Leidos Holdings, Inc.	4,800	782,400
ManpowerGroup, Inc.	8,700	639,624
Parsons Corp.*	14,000	1,451,520
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Recruit Holdings Co. Ltd. (Japan)	52,800	$3,207,727
RELX PLC (United Kingdom)	41,758	1,971,659
SGS SA (Switzerland)	3,000	334,984
Teleperformance SE (France)	4,347	449,699
Wolters Kluwer NV (Netherlands)	11,504	1,940,400
		20,544,618
Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. (Hong Kong)	55,500	241,624
CoStar Group, Inc.*	4,400	331,936
Daito Trust Construction Co. Ltd. (Japan)	9,900	1,205,880
Daiwa House Industry Co. Ltd. (Japan)	52,400	1,649,341
Henderson Land Development Co. Ltd. (Hong Kong)	44,000	139,337
Jones Lang LaSalle, Inc.*	14,300	3,858,283
KE Holdings, Inc. (China), ADR	62,063	1,235,674
LEG Immobilien SE (Germany)	7,342	768,661
Macrotech Developers Ltd. (India), 144A	20,618	303,594
Mitsubishi Estate Co. Ltd. (Japan)	24,000	379,063
Mitsui Fudosan Co. Ltd. (Japan)	32,600	307,185
New World Development Co. Ltd. (Hong Kong)	613,000	750,791
Nomura Real Estate Holdings, Inc. (Japan)	14,900	401,452
Phoenix Mills Ltd. (The) (India)	18,212	400,646
Starts Corp., Inc. (Japan)	16,100	392,302
Swiss Prime Site AG (Switzerland)	4,104	459,951
Vonovia SE (Germany)	47,972	1,751,294
		14,577,014
Residential REITs — 0.4%
American Homes 4 Rent (Class A Stock)	45,605	1,750,776
AvalonBay Communities, Inc.	6,307	1,420,652
Equity Residential	44,900	3,343,254
Essex Property Trust, Inc.	16,064	4,745,627
Mid-America Apartment Communities, Inc.	19,417	3,085,361
UDR, Inc.	93,455	4,237,250
Veris Residential, Inc.	284,242	5,076,562
		23,659,482
Retail REITs — 0.6%
AEON REIT Investment Corp. (Japan)	400	366,050
Agree Realty Corp.(a)	55,010	4,143,903
Brixmor Property Group, Inc.	158,520	4,416,367
InvenTrust Properties Corp.	27,225	772,373
Kimco Realty Corp.(a)	18,100	420,282
Klepierre SA (France)	70,502	2,310,068
NNN REIT, Inc.(a)	124,451	6,034,629
Realty Income Corp.(a)	15,000	951,300
Regency Centers Corp.	48,701	3,517,673
Scentre Group (Australia)	602,199	1,513,866
Simon Property Group, Inc.	57,570	9,730,482

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Vicinity Ltd. (Australia)	545,555	$831,226
		35,008,219
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	14,800	2,428,384
Advantest Corp. (Japan)	69,112	3,250,425
Analog Devices, Inc.	6,005	1,382,171
Applied Materials, Inc.	14,504	2,930,533
ASM International NV (Netherlands)	6,576	4,338,581
ASML Holding NV (Netherlands) (XAMS)	16,626	13,830,515
ASML Holding NV (Netherlands) (XNGS)	893	744,092
Broadcom, Inc.	103,775	17,901,188
Disco Corp. (Japan)	8,381	2,207,788
Infineon Technologies AG (Germany)	41,520	1,457,681
Kokusai Electric Corp. (Japan)	21,500	484,795
Lam Research Corp.	6,480	5,288,198
Lasertec Corp. (Japan)	7,600	1,267,123
Marvell Technology, Inc.	14,065	1,014,368
MediaTek, Inc. (Taiwan)	19,132	705,120
Micron Technology, Inc.	66,730	6,920,568
Monolithic Power Systems, Inc.	4,500	4,160,250
NVIDIA Corp.	676,811	82,191,928
NXP Semiconductors NV (China)	14,010	3,362,540
Onto Innovation, Inc.*	13,600	2,822,816
Qorvo, Inc.*	20,300	2,096,990
QUALCOMM, Inc.	42,400	7,210,120
Renesas Electronics Corp. (Japan)	93,700	1,359,837
SCREEN Holdings Co. Ltd. (Japan)	12,000	843,857
Skyworks Solutions, Inc.	11,000	1,086,470
STMicroelectronics NV (Singapore)	12,000	358,372
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	39,193	6,806,648
Teradyne, Inc.	25,200	3,375,036
Tokyo Electron Ltd. (Japan)	19,600	3,495,380
UMS Integration Ltd. (Singapore)	409,600	341,306
Universal Display Corp.	593	124,471
		185,787,551
Software — 2.8%
Adobe, Inc.*	8,000	4,142,240
Autodesk, Inc.*	17,900	4,931,092
Check Point Software Technologies Ltd. (Israel)*	7,800	1,503,918
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	14,800	4,150,956
CyberArk Software Ltd.*	11,494	3,351,765
Dassault Systemes SE (France)	23,097	917,431
Datadog, Inc. (Class A Stock)*	16,000	1,840,960
Gitlab, Inc. (Class A Stock)*	35,300	1,819,362
Informatica, Inc. (Class A Stock)*	83,100	2,100,768
Intuit, Inc.	10,961	6,806,781
Microsoft Corp.	202,411	87,097,453
Monday.com Ltd.*	10,684	2,967,695
Nemetschek SE (Germany)	2,110	219,313
Nice Ltd. (Israel)*	7,007	1,218,242
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Oracle Corp.	32,484	$5,535,274
Oracle Corp. (Japan)	3,200	330,380
RingCentral, Inc. (Class A Stock)*	14,300	452,309
Roper Technologies, Inc.	600	333,864
Salesforce, Inc.	38,766	10,610,642
SAP SE (Germany)	36,518	8,352,858
ServiceNow, Inc.*(a)	7,700	6,886,803
Teradata Corp.*	20,800	631,072
WiseTech Global Ltd. (Australia)	37,746	3,574,411
Workday, Inc. (Class A Stock)*	15,700	3,837,237
Xero Ltd. (New Zealand)*	14,594	1,508,522
Zoom Video Communications, Inc. (Class A Stock)*	43,500	3,033,690
		168,155,038
Specialized REITs — 0.9%
American Tower Corp.	5,300	1,232,568
Digital Realty Trust, Inc.	66,308	10,730,624
Equinix, Inc.	15,537	13,791,107
Extra Space Storage, Inc.	40,512	7,299,857
Gaming & Leisure Properties, Inc.	55,649	2,863,141
Iron Mountain, Inc.(a)	76,372	9,075,285
Public Storage(a)	28,007	10,190,907
SBA Communications Corp.	1,900	457,330
		55,640,819
Specialty Retail — 0.8%
AutoZone, Inc.*(a)	525	1,653,771
Avolta AG (Switzerland)*	6,999	296,237
Bath & Body Works, Inc.	25,200	804,384
Burlington Stores, Inc.*	2,000	526,960
CarMax, Inc.*	4,300	332,734
Carvana Co.*	11,800	2,054,498
DCM Holdings Co. Ltd. (Japan)	29,800	329,287
Fast Retailing Co. Ltd. (Japan)	5,200	1,725,345
Gap, Inc. (The)	136,300	3,005,415
Home Depot, Inc. (The)	18,000	7,293,600
IDOM, Inc. (Japan)	61,100	463,392
Industria de Diseno Textil SA (Spain)	121,413	7,190,865
JB Hi-Fi Ltd. (Australia)	9,300	511,841
JD Sports Fashion PLC (United Kingdom)	304,176	627,194
Kingfisher PLC (United Kingdom)	306,459	1,322,599
K’s Holdings Corp. (Japan)	29,400	316,336
Lowe’s Cos., Inc.	37,968	10,283,633
Pets at Home Group PLC (United Kingdom)	100,800	411,571
Ross Stores, Inc.	6,373	959,200
Super Retail Group Ltd. (Australia)	54,600	683,887
TJX Cos., Inc. (The)	39,018	4,586,176
Zalando SE (Germany), 144A*	37,135	1,227,383
		46,606,308
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	410,455	95,636,015
Brother Industries Ltd. (Japan)	31,100	609,947
Canon, Inc. (Japan)	55,800	1,837,789

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)	15,174	$1,798,726
FUJIFILM Holdings Corp. (Japan)	44,500	1,151,968
Hewlett Packard Enterprise Co.	162,200	3,318,612
Logitech International SA (Switzerland)	21,702	1,943,648
Samsung Electronics Co. Ltd. (South Korea)	48,880	2,284,593
Seagate Technology Holdings PLC(a)	9,548	1,045,793
Wiwynn Corp. (Taiwan)	7,266	393,820
		110,020,911
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	16,918	4,483,044
Asics Corp. (Japan)	93,600	1,966,362
Brunello Cucinelli SpA (Italy)	23,003	2,483,407
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	14,033	2,228,501
Deckers Outdoor Corp.*	23,400	3,731,130
Hermes International SCA (France)	2,212	5,446,733
LVMH Moet Hennessy Louis Vuitton SE (France)	10,711	8,214,010
Moncler SpA (Italy)	28,010	1,780,783
Pandora A/S (Denmark)	9,932	1,636,973
PVH Corp.	13,000	1,310,790
Ralph Lauren Corp.	3,987	772,960
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	345,500	654,999
		34,709,692
Tobacco — 0.2%
Altria Group, Inc.	63,100	3,220,624
British American Tobacco PLC (United Kingdom)	100,756	3,673,371
Imperial Brands PLC (United Kingdom)	118,665	3,451,854
Japan Tobacco, Inc. (Japan)	60,100	1,752,441
Philip Morris International, Inc.	3,900	473,460
		12,571,750
Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	8,925	267,563
AerCap Holdings NV (Ireland)	17,300	1,638,656
Bunzl PLC (United Kingdom)	16,125	763,664
Ferguson Enterprises, Inc.	9,000	1,787,130
Hanwa Co. Ltd. (Japan)	12,500	435,517
ITOCHU Corp. (Japan)	40,000	2,155,804
Kanamoto Co. Ltd. (Japan)	21,200	442,949
Marubeni Corp. (Japan)	57,500	950,006
Mitsubishi Corp. (Japan)	81,000	1,683,168
Mitsui & Co. Ltd. (Japan)	157,800	3,529,045
Rexel SA (France)	37,503	1,087,088
Sojitz Corp. (Japan)	18,400	435,963
Sumitomo Corp. (Japan)	20,100	451,367
Toyota Tsusho Corp. (Japan)	22,500	411,383
United Rentals, Inc.	1,800	1,457,514
W.W. Grainger, Inc.	600	623,286
Watsco, Inc.	804	395,472
WESCO International, Inc.	3,300	554,334
		19,069,909
	Shares	Value

Common Stocks (continued)
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	9,139	$2,007,615
Aeroports de Paris SA (France)	2,500	321,068
Auckland International Airport Ltd. (New Zealand)	73,276	347,745
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	18,818	326,147
Kamigumi Co. Ltd. (Japan)	16,300	372,813
Transurban Group (Australia), UTS	127,267	1,149,868
		4,525,256
Wireless Telecommunication Services — 0.2%
Airtel Africa PLC (Nigeria), 144A	271,600	415,589
Freenet AG (Germany)	17,900	532,856
KDDI Corp. (Japan)	76,300	2,444,462
SoftBank Corp. (Japan)	437,000	570,543
SoftBank Group Corp. (Japan)	13,100	777,043
Tele2 AB (Sweden) (Class B Stock)	41,515	469,567
T-Mobile US, Inc.	11,600	2,393,776
Vodafone Group PLC (United Kingdom)	1,411,642	1,414,744
		9,018,580

Total Common Stocks (cost $2,082,055,366)		2,504,529,801
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	191,618
Porsche Automobil Holding SE (Germany) (PRFC)	14,484	663,614
		855,232
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	370,050
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	16,723	1,571,959
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	15,000	453,187

Total Preferred Stocks (cost $3,105,852)		3,250,428
Unaffiliated Exchange-Traded Funds — 8.2%
Dimensional US Equity Market ETF(a)	944,100	58,723,020
Energy Select Sector SPDR Fund(a)	108,233	9,502,857
iShares 0-3 Month Treasury Bond ETF	475,000	47,842,000
iShares 0-5 Year TIPS Bond ETF	108,678	11,011,255
iShares 1-3 Year Treasury Bond ETF	763	63,443
iShares Core MSCI EAFE ETF(a)	310,100	24,203,305
iShares Core S&P 500 ETF	40,300	23,245,846
iShares Core S&P Mid-Cap ETF	53,760	3,350,323
iShares Core U.S. Aggregate Bond ETF	242,102	24,517,669
iShares Floating Rate Bond ETF	745	38,025

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	326,860	$36,928,643
iShares iBoxx High Yield Corporate Bond ETF(a)	68,280	5,482,884
iShares JP Morgan USD Emerging Markets Bond ETF(a)	109,012	10,201,343
iShares MBS ETF	48,554	4,651,959
iShares MSCI EAFE ETF	171,500	14,342,545
iShares MSCI Emerging Markets ETF(a)	23,267	1,067,025
iShares Russell 1000 Growth ETF(a)	123,239	46,261,456
iShares Russell 1000 Value ETF(a)	225,777	42,852,474
iShares S&P Small-Cap 600 Growth ETF	21,200	2,957,188
iShares S&P Small-Cap 600 Value ETF(a)	53,606	5,771,222
iShares TIPS Bond ETF(a)	331,695	36,642,347
Vanguard Real Estate ETF(a)	489,900	47,726,058
Vanguard Total International Bond ETF	740,682	37,241,491

Total Unaffiliated Exchange-Traded Funds (cost $461,083,436)		494,624,378
Unaffiliated Funds — 3.2%
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,210,738	27,302,611
Calamos Market Neutral Income Fund, (R6 Shares)	2,797,859	41,716,078
JPMorgan Hedged Equity Fund, (Institutional Shares)	908,728	29,742,653
Merger Fund (The), (Institutional Shares)	2,480,728	43,090,239
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,647,728	17,053,984
Victory Market Neutral Income Fund, (Institutional Shares)	2,628,026	22,233,104
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,345,359	12,162,043

Total Unaffiliated Funds (cost $190,816,309)		193,300,712

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.0%
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.645%(c)	07/21/37	9,000	9,036,000
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.294%(c)	10/20/34	4,000	4,022,541
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.629%(c)	07/15/37	4,750	4,752,384
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	10/15/34		4,525	$4,527,294
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.510%(c)	08/20/32		7,500	7,505,147
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)
6.654%(c)	04/20/32		8,776	8,780,483
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34		2,750	2,751,933
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.703%(c)	07/15/34		3,000	3,001,690
Clover CLO LLC,
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.644%(c)	04/22/34		7,250	7,256,438
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.734%(c)	07/20/34		8,750	8,751,059
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.431%(c)	08/26/32	EUR	4,748	5,275,886
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		7,250	7,291,008
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.712%(c)	07/20/37		3,000	3,004,500
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.832%(c)	04/15/33		2,750	2,753,030
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
5.148%(c)	07/25/37	EUR	1,500	1,676,107
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.585%(c)	04/25/34	EUR	3,125	3,474,177
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		4,375	4,379,375

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.779%(c)	04/18/37		7,250	$7,264,276
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.566%(c)	10/12/30		1,472	1,472,964
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.313%(c)	10/15/34		5,250	5,262,088
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.594%(c)	04/20/31		1,317	1,319,461
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.285%(c)	01/15/38	EUR	4,000	4,474,131
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		5,500	5,501,620
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.294%(c)	10/20/34		4,100	4,110,015
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
6.425%(c)	07/25/31		2,476	2,477,588
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.671%(c)	07/18/37		8,000	8,000,217
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
7.162%(c)	01/20/36		7,000	7,051,658
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.072%(c)	01/20/37		3,000	3,017,922
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.270%(c)	02/20/30	EUR	4,924	5,467,904
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.324%(c)	07/18/34	EUR	4,725	5,223,482
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		2,000	2,000,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	07/20/34	3,250	$3,251,849
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.152%(c)	01/20/36	7,500	7,553,983
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.972%(c)	01/20/35	7,500	7,512,569
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.754%(c)	10/20/34	4,000	4,002,018
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	07/20/32	4,025	4,031,041
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31	1,512	1,512,239

Total Asset-Backed Securities (cost $178,761,230)			178,746,804
Corporate Bonds — 1.2%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/29(a)	400	422,152
7.875%	04/15/27	1,436	1,437,795
			1,859,947
Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	668	634,464
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)	325	323,424
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	565	556,488
4.625%	04/15/29(a)	140	135,266
			1,649,642
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,185	981,948
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	185,530
			1,167,478

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	650	$645,665
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	160	165,465
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	1,225	1,131,885
			1,943,015
Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	400	404,980
5.875%	04/30/29	800	838,165
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,635	1,625,598
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	100	109,311
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	365	346,302
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23(d)	1,000	50,000
			3,374,356
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	700	690,393
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	1,000	978,941
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	775	732,549
			2,401,883
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	450	398,952
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	139	140,755
			539,707
Commercial Services — 0.0%
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	180	181,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	$22,814
3.875%	02/15/31	375	348,782
			552,760
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	775	756,172
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	210	231,193
			987,365
Diversified Financial Services — 0.0%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	71,934
5.500%	08/15/28	670	663,776
6.000%	01/15/27	225	224,972
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	400	371,000
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31(a)	175	171,518
7.875%	12/15/29	250	266,429
			1,769,629
Electric — 0.1%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	482,882
5.000%	02/01/31	925	895,819
5.125%	03/15/28	700	689,809
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	283,577
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	550	554,033
Gtd. Notes, 144A
3.375%	02/15/29	100	93,244
3.625%	02/15/31	1,175	1,065,373
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	150	169,106
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	375	383,066
8.000%(ff)	10/15/26(oo)	1,375	1,437,865
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	450	483,325

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		130	$136,853
				6,674,952
Engineering & Construction — 0.0%
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,025	954,893
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		450	428,223
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		330	341,324
7.000%	02/15/30		225	235,098
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		275	275,132
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		450	437,343
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	296,967
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)		150	162,368
Sr. Unsec’d. Notes, 144A
6.250%	03/15/33(a)		225	228,038
				2,404,493
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		140	146,475
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	186,363
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		650	623,675
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,380	1,823,266
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,472,864
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		350	328,307
4.375%	01/31/32		825	764,999
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		75	71,734
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
6.375%	03/01/33	365	$371,093
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	160	164,824
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/33	225	225,278
			6,032,403
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	700	697,165
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	700	662,698
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	75	73,591
			736,289
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	425	404,495
6.875%	09/01/32	235	242,791
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	200	191,988
6.750%	05/15/31(a)	750	782,324
			1,621,598
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	985	926,934
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	325	319,426
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	925	881,063
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	105	104,498
			2,231,921
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	475	439,710
Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	425	458,702

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	150	$150,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	300	306,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	275	277,063
5.625%	09/30/31	265	268,392
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	450	448,002
			1,908,159
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	570	543,969
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	700	702,139
6.125%	09/15/29	535	541,877
6.500%	04/15/32(a)	300	305,414
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	950	947,974
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	375	372,305
			3,413,678
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	79,078
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	250	265,109
			344,187
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	250	220,802
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $230,000; purchased 07/18/19)(f)
6.625%	08/15/27(d)	230	2,963
Sec’d. Notes, 144A (original cost $582,750; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	1,750	20,514
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	175	117,323
7.375%	07/01/28	300	224,172
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
7.750%	07/01/26		225	$195,155
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400	1,468,281
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	398,860
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	587,055
				3,235,125
Mining — 0.0%
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		425	410,739
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		105	108,136
Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		53	63,550
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)		800	819,245
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		200	200,003
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		125	130,636
8.625%	11/01/30		75	79,515
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		210	210,622
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		1,200	1,362,044
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		210	213,177
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		375	386,087
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	513,000
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		500	497,960
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		88	87,706
				4,563,545

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)	550	$489,332
6.000%	06/15/29	450	465,636
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	625	601,481
			1,556,449
Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)	275	275,181
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	40	32,746
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	25	16,250
5.000%	02/15/29	225	129,937
5.250%	01/30/30	150	84,000
5.250%	02/15/31	175	95,375
6.250%	02/15/29	500	306,250
7.000%	01/15/28	100	68,000
9.000%	12/15/25	25	23,938
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	100	78,250
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	192,231
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	188,214
			1,490,372
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	675	668,748
6.625%	02/01/32	135	139,652
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,252,975
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	800,424
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27(a)	300	308,902
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	150	149,871
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	70	66,152
4.125%	08/15/31	45	41,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	525	$532,155
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	86,272
			4,046,999
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	1,185	1,167,831
Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	415	429,026
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	725	670,652
			1,099,678
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.125%	06/15/29	190	194,987
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	625	625,000
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28	275	288,396
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	525	570,956
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	800	763,558
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	425	396,758
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	200	205,532
			3,045,187
Telecommunications — 0.1%
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	475	470,885
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	50	42,230
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	100	109,423
10.750%	12/15/30	425	466,838
11.000%	11/15/29	1,791	1,985,010

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	$982,262
8.750%	03/15/32		500	621,177
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	530	633,190
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		140	142,588
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	07/15/29	EUR	1,575	1,828,354
				7,281,957
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,325	1,393,786
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)		75	78,603
7.125%	02/01/32		135	141,895
				1,614,284

Total Corporate Bonds (cost $75,607,395)				73,472,007
Floating Rate and Other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		195	233,911
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^		32	29,106
Second Lien Term Loan, 1 Month SOFR + 3.400%
8.175%(c)	08/24/26		1,269	13,640
				276,657
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%
10.378%(c)	04/30/27	EUR	1,980	2,110,365
Term Loan B Tranche C, 1 Month EURIBOR + 5.500%
8.878%(c)	02/07/28	EUR	766	853,077
				2,963,442
Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27		901	889,773
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29		45	45,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Telecommunications (cont’d.)
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30	45	$46,068
			981,517

Total Floating Rate and Other Loans (cost $4,747,452)			4,221,616
Sovereign Bond — 0.0%
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)	800	108,800
(cost $261,200)
U.S. Treasury Obligations — 5.8%
U.S. Treasury Bonds
1.750%	08/15/41	14,900	10,562,703
2.250%	05/15/41(h)(k)	16,635	12,894,724
3.000%	02/15/49(h)	27,405	22,185,204
4.750%	11/15/43	3,450	3,722,766
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	17,019	16,592,676
0.125%	01/15/30	12,837	11,980,223
0.125%	01/15/31	1,838	1,689,506
0.125%	01/15/32	150	135,427
0.125%	02/15/51	3,448	2,178,725
0.250%	07/15/29	1,273	1,207,969
0.250%	02/15/50	2,502	1,661,832
0.500%	01/15/28	23,995	23,240,348
0.625%	01/15/26	11,592	11,371,191
0.625%	07/15/32	2,217	2,076,456
0.625%	02/15/43	5,801	4,659,595
0.750%	02/15/42	4,928	4,111,178
0.750%	02/15/45	1,045	835,633
0.875%	01/15/29	3,867	3,776,300
0.875%	02/15/47	508	408,051
1.000%	02/15/46	4,707	3,924,665
1.000%	02/15/48	1,611	1,324,151
1.250%	04/15/28	5,930	5,874,697
1.375%	07/15/33	5,282	5,208,053
1.375%	02/15/44	270	246,306
1.500%	02/15/53	5,186	4,692,108
1.750%	01/15/28	278	280,050
1.750%	01/15/34	9,608	9,721,761
1.875%	07/15/34	2,401	2,460,229
2.125%	04/15/29	5,354	5,504,877
2.375%	01/15/27	5,014	5,097,357
2.500%	01/15/29	807	842,195
3.375%	04/15/32	23,671	26,752,129
3.875%	04/15/29	3,052	3,368,995
U.S. Treasury Notes
0.750%	01/31/28	37,000	33,739,375
1.125%	02/28/27	101,500	95,727,187
U.S. Treasury Strips Coupon
1.600%(s)	08/15/40	3,270	1,655,693
2.419%(s)	05/15/44	3,460	1,450,767
4.202%(s)	05/15/43	7,310	3,217,828
4.327%(s)	08/15/43	560	243,622

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.349%(s)	02/15/43	330	$146,682
4.568%(s)	11/15/42	220	99,069
4.608%(s)	11/15/48	60	20,564
4.652%(s)	05/15/49	525	176,982
4.667%(s)	02/15/39	4,070	2,228,643
4.683%(s)	11/15/40	2,805	1,401,185
4.710%(s)	11/15/43	197	84,779
4.767%(s)	11/15/41	715	339,960
4.778%(s)	02/15/42	855	401,483
4.800%(s)	05/15/42	265	122,832
4.920%(s)	08/15/48	380	132,020
4.924%(s)	02/15/49	170	57,813
5.045%(s)	02/15/41	675	333,176

Total U.S. Treasury Obligations (cost $362,220,897)			352,167,740

Total Long-Term Investments (cost $4,482,889,744)			5,078,393,803

	Shares
Short-Term Investments — 19.7%
Affiliated Mutual Funds — 12.3%
PGIM Core Ultra Short Bond Fund(wa)	505,562,518	505,562,518
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $238,352,061; includes $237,217,761 of cash collateral for securities on loan)(b)(wa)	238,464,930	238,369,544

Total Affiliated Mutual Funds (cost $743,914,579)		743,932,062

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.8%
U.S. Treasury Bills
4.782%	07/10/25(k)	94,000	91,121,669
4.799%	12/19/24(k)	26,000	25,743,053
4.920%	11/12/24(k)	63,750	63,403,450
5.198%	11/05/24	70,000	69,683,825
5.311%	10/15/24	100,000	99,818,132

Total U.S. Treasury Obligations (cost $349,196,942)				349,770,129

Options Purchased*~ — 1.6%
(cost $81,717,871)	97,102,845

Total Short-Term Investments (cost $1,174,829,392)	1,190,805,036

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—103.8% (cost $5,657,719,136)	6,269,198,839

Value
Option Written*~ — (0.0)%
(premiums received $17,422)	$(5,599)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—103.8% (cost $5,657,701,714)	6,269,193,240

Liabilities in excess of other assets(z) — (3.8)%	(227,999,023)

Net Assets — 100.0%	$6,041,194,217

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CCXE	CBOE- Europe – DXE Order Books
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LME	London Metal Exchange
LP	Limited Partnership
MBS	Mortgage-Backed Security
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,303,990 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $233,172,874; cash collateral of $237,217,761 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $812,750. The aggregate value of $23,477 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$75.00		15,300		1,530	$28,555,662
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00		60		6	3,786,888
S&P 500 Index (FLEX)	Call	02/08/29	$4,990.00		175		18	29,556,169
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		240		24	35,204,126
Total Options Purchased (cost $81,717,871)								$97,102,845
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	22,480		$(5,599)
(premiums received $17,422)
A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Financial Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
719	2 Year U.S. Treasury Notes	Dec. 2024	$149,726,133	$201,707
1,229	5 Year U.S. Treasury Notes	Dec. 2024	135,045,973	92,627
786	10 Year U.S. Treasury Notes	Dec. 2024	89,825,063	(6,474)
382	10 Year U.S. Ultra Treasury Notes	Dec. 2024	45,189,408	(21,494)
145	20 Year U.S. Treasury Bonds	Dec. 2024	18,007,188	(88,183)
389	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	51,773,469	(522,444)
1,250	Mini MSCI EAFE Index	Dec. 2024	155,487,500	2,689,170
29	Russell 2000 E-Mini Index	Dec. 2024	3,261,340	62,008
634	S&P 500 E-Mini Index	Dec. 2024	184,311,725	3,923,408
				6,330,325
Short Positions:
11	5 Year Euro-Bobl	Dec. 2024	1,469,970	(11,454)
2	10 Year Euro-Bund	Dec. 2024	300,372	(2,952)
189	20 Year U.S. Treasury Bonds	Dec. 2024	23,471,438	135,901
				121,495
				$6,451,820

Commodity Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
149	Brent Crude	Jan. 2025	$10,647,540	$150,214
58	Coffee ’C’	Dec. 2024	5,877,938	808,113
62	Copper	Dec. 2024	7,057,150	759,481
452	Corn	Dec. 2024	9,599,350	521,134
152	Cotton No. 2	Dec. 2024	5,594,360	149,368
73	Gasoline RBOB	Nov. 2024	5,933,017	(407,292)
115	Gold 100 OZ	Dec. 2024	30,583,100	3,004,588
89	Hard Red Winter Wheat	Dec. 2024	2,597,688	33,105
83	Lean Hogs	Dec. 2024	2,432,730	67,446
78	Live Cattle	Dec. 2024	5,765,760	314,885
30	LME Lead	Nov. 2024	1,559,453	78,258
40	LME Nickel	Nov. 2024	4,179,715	260,718
77	LME PRI Aluminum	Nov. 2024	5,008,099	558,184
65	LME Zinc	Nov. 2024	5,009,891	432,683
57	Low Sulphur Gas Oil	Nov. 2024	3,763,425	(270,601)
529	Natural Gas	Nov. 2024	15,462,670	1,855,312
45	No. 2 Soft Red Winter Wheat	Dec. 2024	1,314,000	62,140
33	NY Harbor ULSD	Nov. 2024	2,985,998	(58,289)
44	Silver	Dec. 2024	6,920,760	659,204
158	Soybean	Nov. 2024	8,350,300	(234,300)
147	Soybean Meal	Dec. 2024	5,021,520	(104,481)
270	Soybean Oil	Dec. 2024	7,016,220	(78,321)
136	Sugar #11 (World)	Mar. 2025	3,422,630	487,199
168	WTI Crude	Nov. 2024	11,452,560	(596,400)
				8,452,348
Short Positions:
4	LME Lead	Nov. 2024	207,927	(10,083)
14	LME Nickel	Nov. 2024	1,462,900	(83,590)
14	LME PRI Aluminum	Nov. 2024	910,564	(91,928)
A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Commodity Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
19	LME Zinc	Nov. 2024	$1,464,430	$(120,415)
				(306,016)
				$8,146,332
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/24	BARC	BRL	1,606	$296,000	$294,747	$—	$(1,253)
Expiring 10/02/24	DB	BRL	10,542	1,912,475	1,934,616	22,141	—
Expiring 11/04/24	GSI	BRL	12,191	2,191,801	2,228,665	36,864	—
British Pound,
Expiring 10/02/24	HSBC	GBP	3,791	5,075,166	5,068,704	—	(6,462)
Chilean Peso,
Expiring 12/18/24	GSI	CLP	320,205	339,430	355,843	16,413	—
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	2,108	296,000	301,870	5,870	—
Colombian Peso,
Expiring 12/18/24	CITI	COP	1,975,700	454,132	465,062	10,930	—
Expiring 12/18/24	CITI	COP	1,852,373	430,518	436,031	5,513	—
Czech Koruna,
Expiring 10/21/24	BARC	CZK	20,808	923,000	919,081	—	(3,919)
Euro,
Expiring 10/02/24	SSB	EUR	19,518	21,748,813	21,728,057	—	(20,756)
Indian Rupee,
Expiring 12/18/24	BNP	INR	33,053	392,000	392,937	937	—
Expiring 12/18/24	GSI	INR	106,283	1,267,000	1,263,484	—	(3,516)
Expiring 12/18/24	HSBC	INR	148,364	1,760,079	1,763,740	3,661	—
Expiring 12/18/24	HSBC	INR	76,285	907,000	906,870	—	(130)
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	9,484,878	622,000	622,594	594	—
Expiring 12/18/24	DB	IDR	8,948,228	587,000	587,368	368	—
Expiring 12/18/24	MSI	IDR	40,257,502	2,601,773	2,642,530	40,757	—
Mexican Peso,
Expiring 12/18/24	BARC	MXN	27,781	1,375,276	1,393,805	18,529	—
Philippine Peso,
Expiring 12/18/24	HSBC	PHP	109,375	1,938,763	1,948,052	9,289	—
Polish Zloty,
Expiring 10/21/24	BARC	PLN	2,876	750,000	746,821	—	(3,179)
Expiring 10/21/24	CITI	PLN	1,771	449,272	459,838	10,566	—
South African Rand,
Expiring 12/18/24	MSI	ZAR	11,029	620,000	634,107	14,107	—
Expiring 12/18/24	TD	ZAR	5,376	297,000	309,073	12,073	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	1,689,560	1,277,000	1,286,184	9,184	—
Expiring 12/18/24	CITI	KRW	972,283	729,000	740,154	11,154	—
Expiring 12/18/24	HSBC	KRW	940,713	722,000	716,121	—	(5,879)
Thai Baht,
Expiring 12/18/24	CITI	THB	9,575	296,000	299,125	3,125	—
Expiring 12/18/24	HSBC	THB	23,737	738,000	741,549	3,549	—
Expiring 12/18/24	JPM	THB	21,170	644,000	661,361	17,361	—
Expiring 12/18/24	JPM	THB	15,690	475,178	490,170	14,992	—
A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/24	SCB	THB	21,095	$638,000	$659,026	$21,026	$—
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	19,073	539,000	556,612	17,612	—
Expiring 10/09/24	CITI	TRY	21,651	607,096	627,324	20,228	—
Expiring 10/09/24	HSBC	TRY	24,214	680,214	701,568	21,354	—
Expiring 10/23/24	BOA	TRY	33,256	942,896	948,683	5,787	—
Expiring 10/30/24	BARC	TRY	11,358	321,056	321,179	123	—
Expiring 11/05/24	HSBC	TRY	19,775	557,268	556,069	—	(1,199)
Expiring 12/18/24	BARC	TRY	35,212	908,139	945,564	37,425	—
Expiring 12/18/24	BARC	TRY	26,525	684,808	712,294	27,486	—
				$57,994,153	$58,366,878	419,018	(46,293)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/24	GSI	BRL	12,148	$2,191,789	$2,229,363	$—	$(37,574)
British Pound,
Expiring 10/02/24	MSI	GBP	3,791	5,005,396	5,068,704	—	(63,308)
Expiring 10/21/24	TD	GBP	720	934,592	962,630	—	(28,038)
Expiring 11/05/24	HSBC	GBP	3,791	5,074,954	5,068,563	6,391	—
Chilean Peso,
Expiring 12/18/24	TD	CLP	597,133	655,000	663,594	—	(8,594)
Chinese Renminbi,
Expiring 11/12/24	MSI	CNH	60,704	8,523,281	8,694,913	—	(171,632)
Expiring 11/12/24	MSI	CNH	7,182	1,008,000	1,028,717	—	(20,717)
Expiring 11/12/24	MSI	CNH	7,101	997,000	1,017,105	—	(20,105)
Colombian Peso,
Expiring 12/18/24	BARC	COP	1,254,967	296,000	295,408	592	—
Expiring 12/18/24	DB	COP	1,750,966	409,530	412,161	—	(2,631)
Expiring 12/18/24	DB	COP	1,694,471	393,470	398,863	—	(5,393)
Expiring 12/18/24	GSI	COP	2,678,450	636,000	630,482	5,518	—
Expiring 12/18/24	GSI	COP	1,948,988	460,710	458,774	1,936	—
Czech Koruna,
Expiring 10/21/24	HSBC	CZK	13,757	607,000	607,661	—	(661)
Expiring 10/21/24	MSI	CZK	91,389	3,935,792	4,036,668	—	(100,876)
Euro,
Expiring 10/02/24	BOA	EUR	19,518	21,823,314	21,728,058	95,256	—
Expiring 10/21/24	BNYM	EUR	557	608,558	621,094	—	(12,536)
Expiring 10/21/24	CITI	EUR	691	758,880	769,563	—	(10,683)
Expiring 10/21/24	GSI	EUR	2,119	2,321,062	2,361,097	—	(40,035)
Expiring 10/21/24	HSBC	EUR	2,119	2,319,633	2,361,097	—	(41,464)
Expiring 10/21/24	SSB	EUR	3,191	3,439,315	3,555,730	—	(116,415)
Expiring 10/21/24	SSB	EUR	2,396	2,619,427	2,669,473	—	(50,046)
Expiring 10/21/24	TD	EUR	1,556	1,697,723	1,733,100	—	(35,377)
Expiring 11/05/24	SSB	EUR	19,518	21,779,535	21,760,127	19,408	—
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	56,464	155,961	158,067	—	(2,106)
Expiring 10/21/24	UAG	HUF	237,310	650,000	664,338	—	(14,338)
Mexican Peso,
Expiring 12/18/24	JPM	MXN	10,584	542,000	531,019	10,981	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	24,450	772,000	779,830	—	(7,830)
A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/18/24	CITI	TWD	78,818	$2,451,181	$2,513,880	$—	$(62,699)
Expiring 12/18/24	JPM	TWD	38,806	1,226,634	1,237,705	—	(11,071)
Expiring 12/18/24	JPM	TWD	28,427	900,000	906,659	—	(6,659)
Expiring 12/18/24	MSI	TWD	50,343	1,595,000	1,605,682	—	(10,682)
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	3,155	829,676	850,410	—	(20,734)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	42,619	762,000	759,069	2,931	—
Expiring 12/18/24	HSBC	PHP	25,395	452,244	452,308	—	(64)
Expiring 12/18/24	SCB	PHP	83,877	1,498,000	1,493,902	4,098	—
Polish Zloty,
Expiring 10/21/24	BOA	PLN	2,314	586,000	600,926	—	(14,926)
Singapore Dollar,
Expiring 12/18/24	SCB	SGD	3,023	2,326,147	2,361,399	—	(35,252)
South African Rand,
Expiring 12/18/24	BARC	ZAR	4,908	272,406	282,183	—	(9,777)
South Korean Won,
Expiring 12/18/24	BOA	KRW	1,568,781	1,172,727	1,194,240	—	(21,513)
Expiring 12/18/24	MSI	KRW	2,952,649	2,221,331	2,247,714	—	(26,383)
Thai Baht,
Expiring 12/18/24	JPM	THB	87,861	2,625,458	2,744,790	—	(119,332)
Expiring 12/18/24	JPM	THB	43,151	1,287,130	1,348,045	—	(60,915)
Expiring 12/18/24	JPM	THB	22,229	662,349	694,448	—	(32,099)
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	19,073	556,951	556,612	339	—
				$112,041,156	$113,116,171	147,450	(1,222,465)
						$566,468	$(1,268,758)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,745	$(963)	$(679)	$(284)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	580	(320)	(225)	(95)	BARC
United Mexican States	12/20/24	1.000%(Q)		140	(306)	43	(349)	CITI
					$(1,589)	$(861)	$(728)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)		140	1.360%	$(69)	$(579)	$510	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,745	0.147%	593	625	(32)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	610	0.147%	207	291	(84)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	580	0.147%	198	207	(9)	BARC
						$929	$544	$385

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	50,150	0.528%	$1,137,174	$1,136,543	$(631)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	$(144,600)	$228,039	$372,639
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	(94,015)	196,307	290,322
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(10,753)	51,545	62,298
	7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	—	(4,249)	(4,249)
	9,328	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	9,986	9,986
	21,087	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	18,161	18,161
	60,230	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	269,095	269,095
	29,870	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.960%	2,699	81,077	78,378
	27,245	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(201,138)	(201,138)
	30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(455,298)	(455,298)
	4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	908	(116,305)	(117,213)
	13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	4,257	323,494	319,237
	8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(8,660)	(304,493)	(295,833)
	1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	581,995	490,550	(91,445)
					$331,831	$586,771	$254,940

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.580%	BOA	03/31/25	34,908	$(5,149)	$—	$(5,149)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(11,586)	167,710	—	167,710
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	GSI	02/03/25	10,060	164,581	—	164,581
					$327,142	$—	$327,142
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27